                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04020

                 Morgan Stanley California Tax-Free Income Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley California Tax-Free Income Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended June 30, 2007

TOTAL RETURN FOR THE 6 MONTHS ENDED JUNE 30, 2007

                                                     LEHMAN           LIPPER
                                                   BROTHERS       CALIFORNIA
                                                 CALIFORNIA        MUNICIPAL
                                                     EXEMPT       DEBT FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D       INDEX(1)         INDEX(2)
  -0.25%      -0.20%      -0.47%      -0.12%          0.13%           -0.02%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended June 30, 2007, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares. Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

MARKET CONDITIONS

Economic growth was initially sluggish but became decidedly more positive as the period progressed. Weaker consumer spending and rising energy prices weighed on the economy in the first quarter of 2007. At the same time, troubles in the sub-prime mortgage market surfaced, intensifying concerns about the already weak residential housing sector. Against this backdrop, speculation began to emerge that the Federal Open Market Committee (the "Fed") might reduce its target federal funds rate. As the months progressed, energy prices continued to rise and productivity gains slowed, but employment growth remained strong and various economic indicators began to improve. This led to anticipation of a rebound in economic growth and renewed concerns about inflation, which effectively dispelled expectations of a near-term ease in Fed monetary policy and yields moved higher across the Treasury curve. In the last weeks of June, however, yields declined when news of the failure of two of Bear Stearns' mortgage-related hedge funds fueled a flight-to-quality Treasury market rally. Despite the market's volatility and the changing outlook for the economy and monetary policy during the period, the target federal funds rate has remained unchanged at 5.25 percent for the past year.

Municipal bond yields generally followed the same path as Treasury yields, declining in January and February then rising for most of the remainder of the period. Yields on long-term issues (as represented by the 30-year AAA rated municipal bond) moved from 4.10 percent at the beginning of the period to 4.55 percent in mid-June, then declined to 4.45 percent by the end of the period. Yields on 10-year bonds moved in a similar pattern while yields on short-term municipals remained relatively stable. As such, the slope of the curve steepened for the overall period, with a 75 basis point yield advantage, or "pick-up", for 30-year maturities relative to one-year maturities at the end of June. Despite the steepening, however, the curve still ended the period relatively flat in historic terms as the yield pick-up from one to 30 years has averaged 150 basis points over the past three years.

Long-term municipal bonds performed relatively in line with Treasuries until late June when the flight to quality helped Treasuries outperform. The 30-year municipal-to-Treasury yield ratio, which measures the relative attractiveness of these two sectors, held steady at 85 percent through March, then rose slightly to end the period at 87 percent. A rising ratio indicates that municipals underperformed Treasuries but became more attractive on a relative price basis.

Issuance of municipal bonds jumped nearly 50 percent in the first calendar quarter, due primarily to a surge in refundings, but fell off in the second quarter as rising interest rates discouraged borrowers from issuing new debt at higher rates. Nonetheless, new issue volume for the first half of 2007 totaled $226 billion, a 27 percent increase versus the same six-month period in 2006. The top five issuing states during the reporting period were California, Texas, Florida, New York, and Pennsylvania. Together, these states accounted for 47 percent of total market volume.

New issue volume in California totaled more than $41 billion during the period, a 75 percent increase versus the same period last year. The state continued to enjoy a generally good economic footing, with a large and diverse economic base, a small positive general fund balance, an improved financial outlook, and a relatively well-funded pension system. Additionally, California's debt levels remain moderate despite accelerating debt issuance. Per capita and median household incomes were above national averages but the state's unemployment rate was slightly higher than the nation's average.

As a final note, the U.S. Supreme Court agreed in May to review Davis v. The State of Kentucky Department of Revenue, a case that questions whether differential tax treatment of in-state and out-of-state municipal bond interest is constitutional. The executive branch of the Commonwealth of Kentucky is seeking to overturn a state court ruling that it is unconstitutional to treat interest on bonds issued by government entities in their state more favorably for tax purposes than interest on bonds issued in other states. Given that the majority of states currently exempt only interest on their municipal bonds from state income taxes, the market will be closely watching this case.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley California Tax-Free Income Fund underperformed the Lehman Brothers California Exempt Index and the Lipper California Municipal Debt Funds Index for the six months ended June 30, 2007, assuming no deduction of applicable sales charges.

During the reporting period, the Fund's interest-rate positioning continued to reflect our anticipation of higher rates. As a result, at the end of June, the Fund's option-adjusted duration* stood at 7.4 years. This defensive posture proved additive to performance as interest rates rose for the overall period. The Fund's performance was also enhanced by several holdings that appreciated when they were pre-refunded.**

The Fund maintained its high quality bias with approximately 86 percent of the portfolio rated A or better as of end of period. In particular, the Fund was overweighted in higher-rated bonds in sectors such as public power, higher education, water and sewer, and transportation. This high credit-quality profile impeded performance since lower-rated bonds outperformed during the period. That said, we have been adding to positions in BBB rated securities, which helped boost returns. It should also be noted that the Fund contained no bonds subject to the Alternative Minimum Tax (AMT) during the period. These positions were eliminated from the portfolio prior to the start of the year and we intend to continue to run the Fund as AMT free at least through the end of 2007.

Reflecting a commitment to diversification, the Fund's net assets of approximately $469 million were invested among 12 long-term sectors and 57 credits. As of the close of the period, the Fund's largest allocations were to the water and sewer, hospital and transportation sectors.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically funds with shorter durations perform better in rising interest-rate environments, while funds with longer durations perform better when rates decline.

** Pre-refunding, or advance refunding, is a financing structure under which new bonds are issued to repay an outstanding bond issue on its first call date.

   TOP FIVE SECTORS
   Water & Sewer                                       18.7%
   Hospital                                            15.7
   Transportation                                      15.6
   General Obligation                                  12.0
   Appropriation                                       11.0

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                             63.9%
   Aa/AA                                                4.8
   A/A                                                 17.6
   Baa/BBB                                             11.5
   Ba/BB or Less                                        2.2

Data as of June 30, 2007. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS NET ASSETS IN SECURITIES THAT PAY INTEREST EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAXES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., GENERALLY INVESTS THE FUND'S ASSETS IN INVESTMENT GRADE, CALIFORNIA MUNICIPAL OBLIGATIONS. MUNICIPAL OBLIGATIONS ARE BONDS, NOTES OR SHORT-TERM COMMERCIAL PAPER ISSUED BY STATE GOVERNMENTS, LOCAL GOVERNMENTS OR THEIR RESPECTIVE AGENCIES.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of June 30, 2007


WEIGHTED AVERAGE MATURITY: 16 YEARS(A)

0-5                                                                               10
6-10                                                                              15
11-15                                                                             29
16-20                                                                             22
21-25                                                                             10
26-30                                                                              7
31+                                                                                7

(a)  Where applicable maturities reflect mandatory tenders, puts and call dates.

     Portfolio structure is subject to change.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of June 30, 2007


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 5 YEARS

2007 (a)                                                                           2
2008                                                                              16
2009                                                                               5
2010                                                                               2
2011                                                                              18
2012                                                                               8
2013                                                                              10
2014                                                                               7
2015                                                                              16
2016                                                                               4
2017 +                                                                            12

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 5.3%

2007(a)                                                                           5.8
2008                                                                              5.4
2009                                                                              5.2
2010                                                                              6.5
2011                                                                              5.1
2012                                                                              5.1
2013                                                                              5.1
2014                                                                              5.4
2015                                                                              5.2
2016                                                                              5.0
2017+                                                                             5.9

(a)  May include issues initially callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 5.8% on 2% of the long-term portfolio that is callable in 2007.

     Portfolio structure is subject to change.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JUNE 30, 2007

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 07/11/84)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              CLFAX                     CLFBX                    CLFCX                    CLFDX
   1 YEAR                               4.26%(3)                  4.47%(3)                 3.75%(3)                 4.60%(3)
                                       (0.17) (4)                (0.51) (4)                2.75(4)                    --
   5 YEARS                              4.25(3)                   4.32(3)                  3.70(3)                  4.47(3)
                                        3.34(4)                   4.00(4)                  3.70(4)                    --
   10 YEARS                               --                      4.67(3)                    --                       --
                                          --                      4.67(4)                    --                       --
   SINCE INCEPTION                      4.49(3)                   6.76(3)                  3.99(3)                  4.75(3)
                                        4.03(4)                   6.76(4)                  3.99(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 4.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Lehman Brothers California Exempt Index tracks the performance of California issued municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper California Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper California Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper California Municipal Debt Funds classification as of the date of this report.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/07 - 06/30/07.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD*
                                                                   -------------       -------------       ---------------
                                                                                                             01/01/07 -
                                                                     01/01/07            06/30/07             06/30/07
                                                                   -------------       -------------       ---------------
CLASS A
Actual (-0.25% return)......................................         $1,000.00           $  997.50              $5.05
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.74              $5.11
CLASS B
Actual (-0.20% return)......................................         $1,000.00           $  998.00              $4.71
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.08              $4.76
CLASS C
Actual (-0.47% return)......................................         $1,000.00           $  995.30              $7.47
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,017.31              $7.55
CLASS D
Actual (-0.12% return)......................................         $1,000.00           $  998.80              $3.87
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.93              $3.91

------------------
* Expenses are equal to the Fund's annualized expense ratios of 1.02,% 0.95%, 1.51% and 0.78% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.06%, 0.99%, 1.55% and 0.82% for Class A, Class B, Class C and Class D shares, respectively.

  Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended June 30, 2007, the total operating expense ratio for Class B shares was lower and, as a result the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares. Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the advisory and administrative fee (together, the "management fee") rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES


The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            California Tax-Exempt Municipal Bonds (104.2%)
            General Obligation (12.0%)
            California,
$  5,000      Ser 1990................................................  7.00 %   08/01/08   $  5,171,700
   2,000      Veterans Ser AT.........................................  9.50     02/01/10      2,260,220
  10,000      Economic Recovery, Ser 2004 A...........................  5.00     07/01/16     10,404,300
     535      Various Purpose Dtd 04/01/93 (FSA)......................  5.50     04/01/19        537,225
   5,000      Various Purpose Dtd 04/01/02............................  6.00     04/01/19      5,735,200
   2,650      Ser 1996 (Ambac)........................................  5.25     06/01/21      2,677,613
   5,000      Various Purpose Dtd 12/01/05............................  5.00     03/01/27      5,136,000
   3,000    Huntington Beach Union High School District, Ser 2004
              (FSA)...................................................  5.00     08/01/27      3,115,710
   5,000    Los Angeles, Ser 2004 A (MBIA)............................  5.00     09/01/24      5,205,300
   5,000    San Francisco City & County, Laguna Honda Hospital Ser
              2005 (FSA)#.............................................  5.00     06/15/30      5,214,960
            Puerto Rico,
   8,000      Public Impr Ser 1999....................................  4.75     07/01/23      7,968,880
   3,000      Public Impr Ser 1999 (Secondary MBIA)...................  4.875    07/01/23      3,050,430
                                                                                            ------------
--------
                                                                                              56,477,538
  54,185
                                                                                            ------------
--------
            Appropriation (11.0%)
            California Public Works Board,
   2,000      Butterfield State Office 2005 Ser A.....................  5.25     06/01/30      2,086,100
  10,000      Department of Corrections Refg 1993 Ser A (Ambac).......  5.00     12/01/19     10,594,700
   3,000    Golden State Tobacco Securitization Corporation,
              Enhanced Asset Backed Ser 2005 A........................  5.00     06/01/45      3,034,110
  20,000    Long Beach Financing Authority, Ser 1992 (Ambac)..........  6.00     11/01/17     22,371,000
   3,000    Los Angeles Municipal Improvement Corporation, Police
              Headquaters Ser 2006 - A (FGIC).........................  4.75     01/01/31      2,981,070
   2,530    Poway Uniform School District Public Financing Authority,
              Ser 2007 (Ambac)........................................  4.625    09/15/42      2,411,672
   4,000    San Francisco City & County, City Buildings Ser 2007 A
              COPs (FGIC).............................................  4.50     09/01/37      3,768,840
   5,000    Puerto Rico Public Buildings Authority, 2002 Ser D
              (Ambac).................................................  0.00++   07/01/31      4,233,400
                                                                                            ------------
--------
                                                                                              51,480,892
  49,530
                                                                                            ------------
--------
            Dedicated Tax (1.3%)
   4,000    Anaheim Public Financing Authority, 1997 Ser C (FSA)......  6.00     09/01/16      4,543,760
   1,500    Fontana Public Finance Authority, Ser 2003 A (Ambac)......  5.375    09/01/25      1,582,980
                                                                                            ------------
--------
                                                                                               6,126,740
   5,500
                                                                                            ------------
--------

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Education (8.2%)
            California Educational Facilities Authority,
$  2,000      California College of Arts Ser 2005.....................  5.00 %   06/01/35   $  2,004,460
   3,000      Mills College Ser 2005 A................................  5.00     09/01/29      3,076,680
   2,000      Pitzer College Ser 2005 A...............................  5.00     04/01/35      2,034,580
   2,000      University of Redlands Ser 2005 A.......................  5.00     10/01/35      2,039,140
   5,000      University of San Diego Ser 1998 (Ambac)................  5.00     10/01/22      5,103,100
   2,000    California Infrastructure & Economic Development Bank,
              California Science Center Foundation Phase II Ser 2006 B
              (FGIC)..................................................  5.00     05/01/31      2,056,720
   1,000    California Municipal Finance Authority, American Heritage
              Educational Foundation Ser 2006 A.......................  5.25     06/01/26      1,023,200
   2,000    San Diego County, Burnham Institute for Medical Research
              Ser 2006 COPs...........................................  5.00     09/01/34      1,993,960
            University of California,
  10,400      Ser 2007 J (FSA)#.......................................  4.50     05/15/31     10,008,700
   9,600      Ser 2007 J (FSA)#.......................................  4.50     05/15/35      9,238,800
                                                                                            ------------
--------
                                                                                              38,579,340
  39,000
                                                                                            ------------
--------
            Hospital (15.7%)
   8,000    Antelope Valley Healthcare District, Refg Ser 1997 A
              (FSA)...................................................  5.20     01/01/20      8,202,000
            California Health Facilities Financing Authority,
   4,000      Cedars-Sinai Medical Center Ser 2005....................  5.00     11/15/27      4,043,440
   5,000      Cedars-Sinai Medical Center Ser 2005....................  5.00     11/15/34      5,040,600
   2,000      Kaiser Permanente Ser 2006 A............................  5.25     04/01/39      2,050,620
   2,500      Sutter/CHS Ser 1996 A (MBIA)............................  5.875    08/15/16      2,553,900
   5,000    California Infrastructure & Economic Development Bank,
              Kaiser Hospital Ser 2001 A..............................  5.55     08/01/31      5,211,800
            California Statewide Communities Development Authority,
   5,000      Adventist Healthwest 2005 Ser A.........................  5.00     03/01/30      5,037,700
   1,440      Cedars-Sinai Medical Center Ser 1992 COPs...............  6.50     08/01/12      1,510,618
   3,000      Daughters of Charity Health Ser 2005 A..................  5.25     07/01/30      3,055,920
  14,000    Duarte, City of Hope National Medical Center Ser 1999 A
              COPs....................................................  5.25     04/01/19     14,326,480
   5,000    Loma Linda, Loma Linda University Medical Center Ser 2005
              A.......................................................  5.00     12/01/20      5,052,900
   7,500    Madera County, Valley Children's Hospital Ser 1995 COPs
              (MBIA)..................................................  6.50     03/15/15      8,430,150
   4,000    Rancho Mirage Joint Powers Financing Authority, Eisenhower
              Medical Center Ser 1997 A COPs (MBIA)...................  5.25     07/01/17      4,084,160
   5,000    University California, UCLA Medical Center Ser 2004 A
              (Ambac).................................................  5.00     05/15/39      5,099,900
                                                                                            ------------
--------
                                                                                              73,700,188
  71,440
                                                                                            ------------
--------
            Housing (0.5%)
   2,000    Independent Cities Lease Financing Authority, San Juan
--------      Mobile Estates Ser 2006 A...............................  5.125    05/15/41      2,035,580
                                                                                            ------------

                       See Notes to Financial Statements
 14

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Industrial Development/Pollution Control (1.2%)
$  5,000    California Pollution Control Financing Authority, San
--------      Diego Gas & Electric Co 1996 Ser A......................  5.90 %   06/01/14   $  5,435,400
                                                                                            ------------
            Public Power (6.5%)
  20,000    Los Angeles Department of Water & Power, 2001 Ser A
              (FSA)...................................................  5.25     07/01/22     20,781,800
            Southern California Public Power Authority,
   3,500      Mead-Adelanto 1994 Ser A (Ambac)........................  6.44+++  07/01/15      3,989,895
   2,500      Mead-Phoenix 1994 Ser A (Ambac).........................  6.44+++  07/01/15      2,849,925
   2,750      Transmission Refg Ser 2002 A (FSA)......................  5.25     07/01/18      2,894,980
                                                                                            ------------
--------
                                                                                              30,516,600
  28,750
                                                                                            ------------
--------
            Tobacco Settlement (5.9%)
   5,000    California County Tobacco Securitization Agency, Los
              Angeles County Securitization Corp Ser 2006.............  0.00++   06/01/28      4,288,200
            Golden State Tobacco Securitization Corporation,
   4,000      Enhanced Asset Backed Ser 2007 A-1#.....................  5.125    06/01/47      3,913,360
  10,000      Enhanced Asset Backed Ser 2007 A-1#.....................  5.75     06/01/47     10,457,150
            Tobacco Securitization Authority of Northern California,
              Sacramento County Tobacco Securitization Corporation
   4,000      Ser 2006 A-1............................................  5.00     06/01/37      3,868,480
   5,000      Ser 2005 A-1............................................  5.50     06/01/45      5,102,650
                                                                                            ------------
--------
                                                                                              27,629,840
  28,000
                                                                                            ------------
--------
            Transportation (15.6%)
  10,000    Alameda Corridor Transportation Authority, Sr Lien Ser
              1999 A (MBIA)...........................................  5.25     10/01/21     10,383,100
            Foothill/Eastern Transportation Corridor Agency,
   5,000      Toll Road Ser 1999 (MBIA)...............................  5.125    01/15/19      5,173,150
  14,000      Toll Road Ser 1999......................................  0.00++   01/15/23     13,044,220
   5,200    Port of Oakland, Ser 2002 M (FGIC)........................  5.25     11/01/19      5,490,212
   5,000    San Francisco Airports Commission, San Francisco Int'l
              Airport Second Ser Refg Issue 27B (FGIC)................  5.125    05/01/26      5,158,550
   9,500    San Francisco Bay Area Rapid Transit District, Sales Tax
              Ser 1998 (Ambac)........................................  4.75     07/01/23      9,581,985
            San Joaquin Hills Transportation Corridor Agency,
   6,000      Toll Road Refg Ser 1997 A (MBIA)........................  0.00     01/15/15      4,381,680
  10,000      Toll Road Senior Lien Ser 1993..........................  5.00     01/01/33      9,793,900
  10,000    San Jose, Airport Ser 2001 A (FGIC).......................  5.00     03/01/25     10,254,700
                                                                                            ------------
--------
                                                                                              73,261,497
  74,700
                                                                                            ------------
--------
            Water & Sewer (18.7%)
  20,000    California Department of Water Resources, Center Valley
              Ser Y (FGIC)............................................  5.00     12/01/25     20,566,400
   4,000    Corona Public Financing Authority, Water Ser 1998
              (FGIC)..................................................  4.75     09/01/23      4,036,080

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  8,000    Eastern Municipal Water District, Water & Sewer Refg Ser
              1998 A COPs (FGIC)......................................  4.75 %   07/01/23   $  8,041,120
            Los Angeles Department of Water & Power,
   5,000      Water 2001 Ser A........................................  5.125    07/01/41      5,074,000
   5,000      Water 2003 Ser A (FGIC).................................  5.00     07/01/43      5,080,450
  20,000    Los Angeles, Wastewater Refg Ser 2003 B (FSA).............  5.00     06/01/22     20,680,000
   5,000    San Diego County Water Authority, Ser 2004 A COPs (FSA)...  5.00     05/01/29      5,138,350
  10,000    San Diego Public Facilities Authority, Sewer Ser 1993 A...  5.25     05/15/20     10,004,700
   4,000    San Francisco Public Utilities Commission, Water 2002 Ser
              A (MBIA)................................................  5.00     11/01/20      4,165,960
   5,000    West Basin Municipal Water District, Refg Ser 2003 A COPs
              (MBIA)..................................................  5.00     08/01/30      5,119,600
                                                                                            ------------
--------
                                                                                              87,906,660
  86,000
                                                                                            ------------
--------
            Refunded (7.6%)
   4,000    Bay Area Toll Authority, San Francisco Bay Area Toll
              Bridge 2001 Ser D.......................................  5.00     04/01/11+     4,161,320
  10,000    California Department of Water Resources, Power Supply Ser
              2002 A..................................................  5.375    05/01/12+    10,738,600
  10,000    East Bay Municipal Utility District, Water Ser 2001
              (MBIA)..................................................  5.00     06/01/11+    10,420,200
  10,000    Sacramento Financing Authority, Water & Capital
              Improvement Ser 2001 A (Ambac)..........................  5.00     06/01/11+    10,420,200
                                                                                            ------------
--------
                                                                                              35,740,320
  34,000
                                                                                            ------------
--------
 478,105    Total California Tax-Exempt Municipal Bonds (Cost $470,732,270)..............    488,890,595
                                                                                            ------------
--------
            Short-Term California Tax-Exempt Municipal Obligations (0.8%)
   2,000    California Health Facilities Finance Authority, Adventist
              West Ser 1998 A (Demand 07/02/07).......................  3.81*    09/01/28      2,000,000
   1,700    San Pablo Redevelopment Agency, Ser 2006 (Ambac) (Demand
              07/02/07)...............................................  3.88*    12/01/32      1,700,000
                                                                                            ------------
--------
   3,700    Total Short-Term California Tax-Exempt Municipal Obligations
               (Cost $3,700,000).........................................................      3,700,000
                                                                                            ------------
--------
 481,805    Total Investments (Cost $474,432,270)........................................    492,590,595
                                                                                            ------------
--------
            Floating Rate Note Obligations Related to Securities Held (6.1%)
 (28,500)     Notes with interest rates ranging from 3.71% to 3.75% at
--------      June 30, 2007 and contractual maturities of collateral ranging
              from 06/15/30 to 06/01/47 (see Note 1D) ## (Cost $(28,500,000))............    (28,500,000)
                                                                                            ------------

$453,305    Total Net Investments (Cost $445,932,270) (a)......................    98.9%     464,090,595
========
            Other Assets in Excess of Liabilities..............................     1.1        5,266,743
                                                                                  -----     ------------
            Net Assets.........................................................   100.0%    $469,357,338
                                                                                  =====     ============

                       See Notes to Financial Statements
 16

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED) continued

---------------------

   COPs     Certificates of Participation.
    *       Current coupon of variable rate demand obligation.
    +       Prerefunded to call date shown.
    ++      Security is a "step-up" bond where the coupon increases on a predetermined date.
   +++      Current coupon rate for inverse floating rate municipal
            obligations (See Note 7). This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $6,839,820 which represents 1.5% of net assets.
    #       Underlying security related to inverse floaters entered into by the Fund. (see Note ID).
    ##      Floating rate note obligations related to securities held.
            The interest rates shown reflect the rates in effect at June
            30, 2007.
   (a)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $19,927,022 and the aggregate gross unrealized depreciation is $1,768,697, resulting in net unrealized appreciation of $18,158,325.

Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2007 (unaudited)

Assets:
Investments in securities, at value
 (cost $474,432,270).....................  $492,590,595
Cash.....................................        22,771
Receivable for:
    Interest.............................     5,965,999
    Shares of beneficial interest sold...        28,899
Receivable from Distributor..............       165,266
Prepaid expenses and other assets........        56,247
                                           ------------
    Total Assets.........................   498,829,777
                                           ------------
Liabilities:
Floating rate note obligations...........    28,500,000
Payable for:
    Shares of beneficial interest
     redeemed............................       304,971
    Distribution fee.....................       248,242
    Investment advisory fee..............       169,988
    Dividends to shareholders............       105,507
    Administration fee...................        31,019
    Transfer agent fee...................         6,536
Accrued expenses and other payables......       106,176
                                           ------------
    Total Liabilities....................    29,472,439
                                           ------------
    Net Assets...........................  $469,357,338
                                           ============
Composition of Net Assets:
Paid-in-capital..........................  $449,430,837
Net unrealized appreciation..............    18,158,325
Accumulated undistributed net investment
 income..................................       397,338
Accumulated undistributed net realized
 gain....................................     1,370,838
                                           ------------
    Net Assets...........................  $469,357,338
                                           ============
Class A Shares:
Net Assets...............................   $27,246,164
Shares Outstanding (unlimited authorized,
 $.01 par value).........................     2,294,276
    Net Asset Value Per Share............        $11.88
                                           ============
    Maximum Offering Price Per Share,
     (net asset value plus 4.44% of net
     asset value)........................        $12.41
                                           ============
Class B Shares:
Net Assets...............................  $368,610,278
Shares Outstanding (unlimited authorized,
 $.01 par value).........................    30,839,573
    Net Asset Value Per Share............        $11.95
                                           ============
Class C Shares:
Net Assets...............................   $22,559,399
Shares Outstanding (unlimited authorized,
 $.01 par value).........................     1,888,564
    Net Asset Value Per Share............        $11.95
                                           ============
Class D Shares:
Net Assets...............................   $50,941,497
Shares Outstanding (unlimited authorized,
 $.01 par value).........................     4,276,764
    Net Asset Value Per Share............        $11.91
                                           ============

Statement of Operations
For the six months ended June 30, 2007 (unaudited)

Net Investment Income:
Interest Income.......................  $12,417,735
                                        -----------
Expenses
Investment advisory fee...............    1,144,901
Distribution fee (Class A shares).....      234,544
Distribution fee (Class B shares).....      192,461
Distribution fee (Class C shares).....       84,618
Interest and residual trust
  expenses............................      416,617
Administration fee....................      194,895
Transfer agent fees and expenses......       78,219
Shareholder reports and notices.......       68,442
Professional fees.....................       34,784
Custodian fees........................       13,787
Trustees' fees and expenses...........        7,202
Registration fees.....................        2,315
Other.................................       26,050
                                        -----------
    Total Expenses....................    2,498,835

Less: amounts waived/reimbursed.......      (95,148)

Less: expense offset..................      (13,734)
                                        -----------
    Net Expenses......................    2,389,953
                                        -----------
    Net Investment Income.............   10,027,782
                                        -----------
Net Realized and Unrealized Gain
(Loss):
Net realized gain.....................    1,371,053
Net change in unrealized
  appreciation........................  (12,151,505)
                                        -----------
    Net Loss..........................  (10,780,452)
                                        -----------
Net Decrease..........................  $  (752,670)
                                        ===========

                       See Notes to Financial Statements
 18

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              JUNE 30, 2007   DECEMBER 31, 2006
                                                              -------------   -----------------
                                                               (unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $ 10,027,782      $ 22,026,008
Net realized gain...........................................     1,371,053         3,146,171
Net change in unrealized appreciation.......................   (12,151,505)       (1,018,346)
                                                              ------------      ------------
    Net Increase (Decrease).................................      (752,670)       24,153,833
                                                              ------------      ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................    (4,049,870)      (12,766,269)
    Class B shares..........................................    (4,476,702)       (5,999,996)
    Class C shares..........................................      (418,915)         (883,715)
    Class D shares..........................................    (1,123,997)       (2,272,801)
Net realized gain
    Class A shares..........................................       (41,894)       (1,481,325)
    Class B shares..........................................      (563,737)         (650,009)
    Class C shares..........................................       (34,443)         (114,574)
    Class D shares..........................................       (77,628)         (265,713)
                                                              ------------      ------------
    Total Dividends and Distributions.......................   (10,787,186)      (24,434,402)
                                                              ------------      ------------

Net decrease from transactions in shares of beneficial
  interest..................................................   (27,952,786)      (60,270,569)
                                                              ------------      ------------
    Net Decrease............................................   (39,492,642)      (60,551,138)
Net Assets:
Beginning of period.........................................   508,849,980       569,401,118
                                                              ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $397,338 and $439,040, respectively).....................  $469,357,338      $508,849,980
                                                              ============      ============

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley California Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED) continued

cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Floating Rate Note Obligations Related to Securities Held -- The Trust enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as trust liabilities under the caption "floating rate note obligations" on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption "Interest Income" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and residual trust expenses" in the Fund's Statement of Operations. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At June 30, 2007, Fund investments with a value of $38,832,970 are held by the Dealer Trusts and serve as collateral for the $28,500,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED) continued

obligations and interest rates in effect at June 30, 2007 are presented in the Portfolio of Investments.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Fund's financial statements.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $500 million; 0.445% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.42% to the portion of the daily net assets exceeding $750 million but not

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED) continued

exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.37% to the portion of the daily net assets in excess of $1.25 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses exceed 0.60% of the average daily net assets of the Fund on an annualized basis. Such voluntary waivers may be terminated at any time without notice.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A shares; (ii) Class
B -- up to 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class
C -- up to 0.75% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of June 30, 2007.

At June 30, 2007, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED) continued

12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of June 30, 2007.

The Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future. For the six months ended June 30, 2007, the distribution fee was accrued for Class B shares at the annual rate of 0.17%.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.73%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,426 , $64,196 and $3,332, respectively and received $39,115 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2007 aggregated $23,925,494 and $36,174,181, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2007 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,945. At June 30, 2007, the Fund had an accrued pension liability of $60,316 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED) continued

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a Dealer Trust in exchange for cash and residual interests in the Dealer Trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                             FOR THE SIX                 FOR THE YEAR
                                                            MONTHS ENDED                     ENDED
                                                            JUNE 30, 2007              DECEMBER 31, 2006
                                                     ---------------------------   -------------------------
                                                             (unaudited)
                                                       SHARES         AMOUNT         SHARES        AMOUNT
                                                     -----------   -------------   ----------   ------------
CLASS A SHARES
Sold...............................................      227,452   $   2,750,783      561,176   $  6,820,180
Conversion from Class B............................      --             --            894,934     10,791,004
Conversion to Class B..............................  (21,312,264)   (257,677,039)      --            --
Reinvestment of dividends and distributions........      183,623       2,222,088      644,718      7,811,064
Redeemed...........................................   (1,422,939)    (17,236,559)  (4,607,144)   (55,839,391)
                                                     -----------   -------------   ----------   ------------
Net decrease -- Class A............................  (22,324,128)   (269,940,727)  (2,506,316)   (30,417,143)
                                                     -----------   -------------   ----------   ------------
CLASS B SHARES
Sold...............................................      176,536       2,145,520      297,066      3,625,123
Conversion from Class A............................   21,172,173     257,677,039       --            --
Conversion to Class A..............................      --             --           (889,299)   (10,791,004)
Reinvestment of dividends and distributions........      203,624       2,455,669      236,268      2,880,749
Redeemed...........................................   (1,510,147)    (18,294,894)  (1,854,198)   (22,605,127)
                                                     -----------   -------------   ----------   ------------
Net increase (decrease) -- Class B.................   20,042,186     243,983,334   (2,210,163)   (26,890,259)
                                                     -----------   -------------   ----------   ------------
CLASS C SHARES
Sold...............................................       84,223       1,027,336      102,257      1,250,054
Reinvestment of dividends and distributions........       21,459         259,761       49,863        607,734
Redeemed...........................................     (123,448)     (1,496,533)    (402,316)    (4,912,822)
                                                     -----------   -------------   ----------   ------------
Net decrease -- Class C............................      (17,766)       (209,436)    (250,196)    (3,055,034)
                                                     -----------   -------------   ----------   ------------
CLASS D SHARES
Sold...............................................      167,721       2,023,187      481,825      5,825,582
Reinvestment of dividends and distributions........       57,695         696,677       19,003      1,446,629
Redeemed...........................................     (371,649)     (4,505,821)    (592,150)    (7,180,344)
                                                     -----------   -------------   ----------   ------------
Net increase (decrease) -- Class D.................     (146,233)     (1,785,957)       8,678         91,867
                                                     -----------   -------------   ----------   ------------
Net decrease in Fund...............................   (2,445,941)  $ (27,952,786)  (4,957,997)  $(60,270,569)
                                                     ===========   =============   ==========   ============

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED) continued

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2006, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities.

9. Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                          FOR THE SIX                             FOR THE YEAR ENDED DECEMBER 31,
                                         MONTHS ENDED              --------------------------------------------------------------
                                         JUNE 30, 2007               2006            2005            2004       2003       2002
                                         -------------             ---------       ---------       --------   --------   --------
                                          (unaudited)
Class A Shares

Selected Per Share Data:
Net asset value, beginning of period...     $ 12.16                $  12.16        $  12.46        $ 12.58    $ 12.68    $ 12.34
                                            -------                --------        --------        -------    -------    -------
Income (loss) from investment
 operations:
    Net investment income..............        0.25                    0.49            0.52           0.54       0.55       0.57
    Net realized and unrealized gain
    (loss).............................       (0.26)                   0.06           (0.10)         (0.02)     (0.01)      0.44
                                            -------                --------        --------        -------    -------    -------
Total income from investment
 operations............................       (0.01)                   0.55            0.42           0.52       0.54       1.01
                                            -------                --------        --------        -------    -------    -------
Less dividends and distributions from:
    Net investment income..............       (0.25)                  (0.49)          (0.51)         (0.53)     (0.55)     (0.57)
    Net realized gain..................       (0.02)                  (0.06)          (0.21)         (0.11)     (0.09)     (0.10)
                                            -------                --------        --------        -------    -------    -------
Total dividends and distributions......       (0.27)                  (0.55)          (0.72)         (0.64)     (0.64)     (0.67)
                                            -------                --------        --------        -------    -------    -------
Net asset value, end of period.........     $ 11.88                $  12.16        $  12.16        $ 12.46    $ 12.58    $ 12.68
                                            =======                ========        ========        =======    =======    =======
Total Return+..........................       (0.25)%(2)               4.64%           3.44%          4.26%      4.31%      8.37%
Ratios To Average Net Assets(1):
Total expenses (before expense
 offset)...............................        1.02 %(3)(4)(5)         0.86%(5)        0.86%(5)       0.81%      0.78%      0.80%
Total expenses (before expense offset,
 exclusive of interest and residual
 trust expenses).......................        0.85 %(3)(4)            0.85%           0.86%          0.81%      0.78%      0.80%
Net investment income..................        4.08 %(3)(5)            4.06%(5)        4.11%(5)       4.29%      4.34%      4.53%
Supplemental Data:
Net assets, end of period, in
 thousands.............................     $27,246                $299,414        $329,938        $19,203    $17,422    $20,775
Portfolio turnover rate................           5 %(2)                  6%             23%            10%        11%        12%

---------------------

     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1) Reflects overall fund ratios for investment income and non-class specific expenses.
    (2)  Not annualized.
    (3)  Annualized.
    (4)  Does not reflect the effect of expense offset of $0.01%.
    (5) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO           INCOME RATIO
    ------------            -------         --------------
  June 30, 2007              1.06%               4.04%
  December 31, 2006          0.89                4.02
  December 31, 2005          0.87                4.10

28
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                  FOR THE SIX                                 FOR THE YEAR ENDED DECEMBER 31,
                                 MONTHS ENDED              ----------------------------------------------------------------------
                                 JUNE 30, 2007               2006            2005            2004           2003           2002
                                 -------------             ---------       ---------       --------       --------       --------
                                  (unaudited)
Class B Shares

Selected Per Share Data:

Net asset value, beginning of
 period........................     $ 12.24                $  12.24        $  12.52        $ 12.65        $ 12.75        $ 12.42
                                    -------                --------        --------        -------        -------        -------

Income (loss) from investment
 operations:
    Net investment income......        0.25                    0.52            0.54           0.54           0.55           0.56
    Net realized and unrealized
    gain (loss)................       (0.27)                   0.05           (0.08)         (0.02)         (0.02)          0.42
                                    -------                --------        --------        -------        -------        -------

Total income from investment
 operations....................       (0.02)                   0.57            0.46           0.52           0.53           0.98
                                    -------                --------        --------        -------        -------        -------

Less dividends and
 distributions from:
    Net investment income......       (0.25)                  (0.51)          (0.53)         (0.54)         (0.54)         (0.55)
    Net realized gain..........       (0.02)                  (0.06)          (0.21)         (0.11)         (0.09)         (0.10)
                                    -------                --------        --------        -------        -------        -------

Total dividends and
 distributions.................       (0.27)                  (0.57)          (0.74)         (0.65)         (0.63)         (0.65)
                                    -------                --------        --------        -------        -------        -------

Net asset value, end of
 period........................     $ 11.95                $  12.24        $  12.24        $ 12.52        $ 12.65        $ 12.75
                                    =======                ========        ========        =======        =======        =======

Total Return+..................       (0.20)%(2)               4.81%           3.74%          4.22%          4.27%          8.13%

Ratios To Average Net
Assets(1):
Total expenses (before expense
 offset).......................        0.95 %(3)(4)(6)         0.69%(6)        0.68%(6)       0.78%(5)       0.83%(5)       0.93%(5)
Total expenses (before expense
 offset, exclusive of interest
 and residual trust
 expenses).....................        0.78 %(3)(4)            0.68%           0.68%          0.78%          0.83%          0.93%

Net investment income..........        4.15 %(3)(6)            4.23%(6)        4.29%(6)       4.32%(5)       4.29%(5)       4.40%(5)

Supplemental Data:
Net assets, end of period, in
 thousands.....................    $368,610                $132,162        $159,221        $526,026       $599,737       $682,046

Portfolio turnover rate........           5 %(2)                  6%             23%            10%            11%            12%

---------------------

     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1) Reflects overall fund ratios for investment income and non-class specific expenses.
    (2)  Not annualized.
    (3)  Annualized.
    (4)  Does not reflect the effect of expense offset of $0.01%.
    (5) If the Fund had borne all of its expenses that were reimbursed by the Distributor, the annualized expense and net investment income ratios, before expense offset, would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO           INCOME RATIO
    ------------            -------         --------------
  December 31, 2004          1.03%               4.07%
  December 31, 2003          1.35                3.77
  December 31, 2002          1.35                3.98

    (6) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO           INCOME RATIO
    ------------            -------         --------------
  June 30, 2007              0.99%               4.11%
  December 31, 2006          0.72                4.19
  December 31, 2005          0.69                4.28

                                                                              29
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                          FOR THE SIX                             FOR THE YEAR ENDED DECEMBER 31,
                                         MONTHS ENDED              --------------------------------------------------------------
                                         JUNE 30, 2007               2006            2005            2004       2003       2002
                                         -------------             ---------       ---------       --------   --------   --------
                                          (unaudited)
Class C Shares

Selected Per Share Data:

Net asset value, beginning of period...     $ 12.23                $  12.23        $  12.52        $ 12.65    $ 12.74    $ 12.42
                                            -------                --------        --------        -------    -------    -------

Income (loss) from investment
 operations:
    Net investment income..............        0.22                    0.43            0.45           0.47       0.48       0.50
    Net realized and unrealized gain
    (loss).............................       (0.26)                   0.06           (0.08)         (0.02)      0.00       0.42
                                            -------                --------        --------        -------    -------    -------

Total income from investment
 operations............................       (0.04)                   0.49            0.37           0.45       0.48       0.92
                                            -------                --------        --------        -------    -------    -------

Less dividends and distributions from:
    Net investment income..............       (0.22)                  (0.43)          (0.45)         (0.47)     (0.48)     (0.50)
    Net realized gain..................       (0.02)                  (0.06)          (0.21)         (0.11)     (0.09)     (0.10)
                                            -------                --------        --------        -------    -------    -------

Total dividends and distributions......       (0.24)                  (0.49)          (0.66)         (0.58)     (0.57)     (0.60)
                                            -------                --------        --------        -------    -------    -------

Net asset value, end of period.........     $ 11.95                $  12.23        $  12.23        $ 12.52    $ 12.65    $ 12.74
                                            =======                ========        ========        =======    =======    =======

Total Return+..........................       (0.47)%(2)               4.12%           2.97%          3.61%      3.80%      7.59%

Ratios To Average Net Assets(1):
Total expenses (before expense
 offset)...............................        1.51 %(3)(4)(5)         1.36%(5)        1.36%(5)       1.36%      1.35%      1.35%
Total expenses (before expense offset,
 exclusive of interest and residual
 trust expenses).......................        1.34 %(3)(4)            1.35%           1.36%          1.36%      1.35%      1.35%

Net investment income..................        3.59 %(3)(5)            3.56%(5)        3.61%(5)       3.74%      3.77%      3.98%

Supplemental Data:
Net assets, end of period, in
 thousands.............................     $22,559                 $23,320         $26,385        $27,519    $26,435    $25,825

Portfolio turnover rate................           5 %(2)                  6%             23%            10%        11%        12%

---------------------

     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1) Reflects overall fund ratios for investment income and non-class specific expenses.
    (2)  Not annualized.
    (3)  Annualized.
    (4)  Does not reflect the effect of expense offset of $0.01%.
    (5) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO           INCOME RATIO
    ------------            -------         --------------
  June 30, 2007              1.55%               3.55%
  December 31, 2006          1.39                3.52
  December 31, 2005          1.37                3.60

30
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                          FOR THE SIX                             FOR THE YEAR ENDED DECEMBER 31,
                                         MONTHS ENDED              --------------------------------------------------------------
                                         JUNE 30, 2007               2006            2005            2004       2003       2002
                                         -------------             ---------       ---------       --------   --------   --------
                                          (unaudited)
Class D Shares

Selected Per Share Data:

Net asset value, beginning of period...     $ 12.20                $  12.20        $  12.49        $ 12.61    $ 12.71    $ 12.39
                                            -------                --------        --------        -------    -------    -------

Income (loss) from investment
 operations:
    Net investment income..............        0.26                    0.53            0.54           0.56       0.57       0.60
    Net realized and unrealized gain
    (loss).............................       (0.27)                   0.05           (0.08)         (0.01)     (0.01)      0.41
                                            -------                --------        --------        -------    -------    -------

Total income from investment
 operations............................       (0.01)                   0.58            0.46           0.55       0.56       1.01
                                            -------                --------        --------        -------    -------    -------

Less dividends and distributions from:
    Net investment income..............       (0.26)                  (0.52)          (0.54)         (0.56)     (0.57)     (0.59)
    Net realized gain..................       (0.02)                  (0.06)          (0.21)         (0.11)     (0.09)     (0.10)
                                            -------                --------        --------        -------    -------    -------

Total dividends and distributions......       (0.28)                  (0.58)          (0.75)         (0.67)     (0.66)     (0.69)
                                            -------                --------        --------        -------    -------    -------

Net asset value, end of period.........     $ 11.91                $  12.20        $  12.20        $ 12.49    $ 12.61    $ 12.71
                                            =======                ========        ========        =======    =======    =======

Total Return+..........................       (0.12)%(2)               4.90%           3.74%          4.48%      4.50%      8.41%

Ratios To Average Net Assets(1):
Total expenses (before expense
 offset)...............................        0.78 %(3)(4)(5)         0.61%(5)        0.61%(5)       0.61%      0.60%      0.60%
Total expenses (before expense offset,
 exclusive of interest and residual
 trust expenses).......................        0.61 %(3)(4)            0.60%           0.61%          0.61%      0.60%      0.60%

Net investment income..................        4.32 %(3)(5)            4.31%(5)        4.36%(5)       4.49%      4.52%      4.73%

Supplemental Data:
Net assets, end of period, in
 thousands.............................     $50,942                 $53,954         $53,857        $58,399    $66,143    $75,332

Portfolio turnover rate................           5 %(2)                  6%             23%            10%        11%        12%

---------------------

     + Calculated based on the net asset value as of the last business day of the period.
    (1) Reflects overall fund ratios for investment income and non-class specific expenses.
    (2)  Not annualized.
    (3)  Annualized.
    (4)  Does not reflect the effect of expense offset of $0.01%.
    (5) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO           INCOME RATIO
    ------------            -------         --------------
  June 30, 2007              0.82%               4.28%
  December 31, 2006          0.64                4.27
  December 31, 2005          0.62                4.35

                                                                              31
                       See Notes to Financial Statements

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
California Tax-Free
Income Fund

Semiannual Report
June 30, 2007

[MORGAN STANLEY LOGO]

CLFSAN-IU07-02911P-Y06/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Income Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007


/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 9, 2007


                                        3